UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2012	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Common Stock (99.4%)
Aerospace & Defense (2.5%)
Engility Holdings*	300	$4
Exelis	2,900	27
General Dynamics	3,600	229
Huntington Ingalls Industries*	516	20
L-3 Communications Holdings, Cl 3	1,800	128
Northrop Grumman	3,700	245
Raytheon	4,400	244

		897

Agricultural Operations (0.5%)
Archer-Daniels-Midland	7,300	191

Agricultural Products (0.1%)
Fresh Del Monte Produce	1,200	29

Air Freight & Logistics (0.4%)
FedEx	1,700	154

Aircraft (1.2%)
Lockheed Martin	2,900	259
United Continental Holdings*	3,700	70
US Airways Group*	8,000	91

		420

Apparel Retail (0.6%)
Gap	6,900	204

Asset Management & Custody Banks (1.3%)
Ameriprise Financial	3,400	176
Bank of New York Mellon	7,800	166
State Street	3,600	145

		487

Automotive (1.2%)
Autoliv	1,700	96
Ford Motor	15,400	142
Lear	3,300	117
TRW Automotive Holdings*	2,100	83

		438

Banks (5.9%)
Bank of America	29,500	217
Huntington Bancshares	18,600	116
JPMorgan Chase	16,200	583
PNC Financial Services Group	3,900	230
Regions Financial	6,200	43
SunTrust Banks	1,700	40
US Bancorp	5,900	198
Wells Fargo	21,000	710

		2,137

Biotechnology (1.5%)
Amgen	5,100	421

	Shares	Value (000)

Biotechnology (continued)
Gilead Sciences*	2,400	$131

		552

Cable & Satellite (1.5%)
DIRECTV, Cl A*	5,500	273
Time Warner Cable, Cl A	3,000	255

		528

Chemicals (2.1%)
CF Industries Holdings	900	176
Cytec Industries	1,500	93
Dow Chemical	6,700	193
Eastman Chemical	3,600	188
EI du Pont de Nemours	2,300	114

		764

Commercial Printing (0.2%)
RR Donnelley & Sons	5,700	69

Commercial Services (0.4%)
Convergys	8,800	130

Computer & Electronics Retail (0.5%)
Best Buy	5,500	99
GameStop, Cl A	4,800	77
RadioShack	4,100	12

		188

Computers & Services (12.0%)
Apple	2,400	1,466
Applied Materials	15,100	164
CA	5,700	137
Computer Sciences	3,600	89
Dell*	16,300	194
Google, Cl A*	400	253
Hewlett-Packard	11,700	213
Microsoft	28,400	837
NCR*	4,100	96
Oracle	9,600	290
SanDisk*	3,600	148
Seagate Technology	6,300	189
Symantec*	8,300	131
Western Digital*	4,200	167

		4,374

Construction & Engineering (0.3%)
KBR	4,400	116

Consumer Discretionary (1.3%)
Kimberly-Clark	1,200	104
Procter & Gamble	5,500	355

		459

Diversified Metals & Mining (0.6%)
Freeport-McMoRan Copper & Gold	6,000	202

Drug Retail (1.8%)
CVS Caremark	8,100	366

Schedule of Investments July 31, 2012	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Drug Retail (continued)
Walgreen	7,800	$284

		650

Electrical Services (4.2%)
Ameren	4,400	151
American Electric Power	5,100	215
DTE Energy	2,800	172
Entergy	3,400	247
General Electric	26,000	540
Public Service Enterprise Group	5,700	189

		1,514

Financial Services (2.7%)
Capital One Financial	2,600	147
Citigroup	9,700	263
Discover Financial Services	6,800	245
Goldman Sachs Group	1,400	141
Morgan Stanley	5,600	76
SLM	7,600	122

		994

Food, Beverage & Tobacco (2.9%)
Altria Group	2,300	83
Coca-Cola	3,900	315
Coca-Cola Enterprises	3,000	88
PepsiCo	2,000	145
Philip Morris International	2,600	238
Smithfield Foods*	4,600	85
Supervalu	2,000	5
Tyson Foods, Cl A	6,800	102

		1,061

General Merchandise Stores (1.2%)
Big Lots*	3,000	122
Target	5,100	309

		431

Health Care Distributors (0.3%)
McKesson	1,200	109

Health Care Equipment (1.4%)
Boston Scientific*	25,800	133
Medtronic	4,700	185
Zimmer Holdings	3,000	177

		495

Home Entertainment Software (0.4%)
Activision Blizzard	11,900	143

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	1,900	129

Insurance (6.1%)
ACE	1,900	140
Aetna	6,100	220
Allstate	5,000	172
Assurant	2,700	98
Berkshire Hathaway, Cl B*	2,700	229

	Shares	Value (000)

Insurance (continued)
Chubb	1,900	$138
CIGNA	2,500	100
Hartford Financial Services Group	4,100	67
Lincoln National	1,700	34
MetLife	5,200	160
Prudential Financial	4,000	193
Travelers	2,400	150
UnitedHealth Group	4,400	225
Unum Group	5,000	95
WellPoint	3,600	192

		2,213

IT Consulting & Other Services (1.7%)
International Business Machines	2,800	549
SAIC	6,700	77

		626

Machinery (2.6%)
AGCO*	2,400	105
Caterpillar	1,200	101
Deere	3,300	253
Eaton	4,100	180
Oshkosh*	3,400	76
Parker Hannifin	1,800	145
Timken	2,200	80

		940

Metal & Glass Containers (0.3%)
Owens-Illinois*	5,300	98

Multimedia (2.2%)
DISH Network, Cl A	3,500	108
News, Cl A	5,900	136
Time Warner	7,800	305
Viacom, Cl B	2,700	126
Walt Disney	2,900	142

		817

Office Electronics (0.4%)
Xerox	18,900	131

Office Equipment (0.6%)
3M	1,100	100
Avery Dennison	3,700	114

		214

Oil & Gas Equipment & Services (0.7%)
Halliburton	3,500	116
Schlumberger	1,700	121

		237

Paper & Paper Products (0.4%)
International Paper	4,800	157

Paper Packaging (0.2%)
Rock-Tenn, Cl A	1,200	70

Schedule of Investments July 31, 2012	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Petroleum & Fuel Products (10.9%)
Apache	3,300	$284
Chevron	7,900	866
ConocoPhillips	6,600	359
Exxon Mobil	16,500	1,433
Marathon Oil	5,900	156
Marathon Petroleum	2,950	139
Murphy Oil	2,700	145
Occidental Petroleum	1,400	122
Phillips 66	3,300	124
Tesoro	4,400	122
Valero Energy	7,700	212

		3,962

Petroleum Refining (0.7%)
Devon Energy	1,900	112
Hess	3,200	151

		263

Pharmaceuticals (7.8%)
Abbott Laboratories	8,100	537
Eli Lilly	5,400	238
Johnson & Johnson	10,600	734
Merck	12,500	552
Pfizer	31,300	752

		2,813

Printing & Publishing (0.3%)
Gannett	8,400	119
Lexmark International, Cl A	1,100	19

		138

Railroads (1.3%)
CSX	10,400	238
Norfolk Southern	3,400	252

		490

Reinsurance (0.8%)
Everest Re Group	1,100	112
PartnerRe	1,200	87
Validus Holdings	3,200	104

		303

Retail (3.7%)
Brinker International	3,500	113
Kohl’s	3,700	184
Kroger	8,200	182
Macy’s	5,900	212
McDonald’s	1,300	116
Safeway	7,700	120
Staples	9,200	117
Wal-Mart Stores	4,400	327

		1,371

Semi-Conductors/Instruments (2.9%)
Intel	23,400	601
Jabil Circuit	6,200	135
KLA-Tencor	2,200	112

	Shares/Face Amount	Value (000)

Semi-Conductors/Instruments (continued)
Marvell Technology Group	4,400	$50
TE Connectivity	3,100	102
Vishay Intertechnology*	4,300	42

		1,042

Specialized REIT’s (0.4%)
Hospitality Properties Trust	5,700	138

Specialty Retail (0.2%)
Lowe’s	3,600	91

Steel & Steel Works (0.3%)
Alcoa	4,900	41
Cliffs Natural Resources	2,000	82

		123

Technology Distributors (0.8%)
Avnet*	3,400	107
Ingram Micro, Cl A*	3,700	56
Tech Data*	2,400	120

		283

Telephones & Telecommunications (4.7%)
Amdocs	4,700	140
AT&T	14,200	539
Cisco Systems	26,100	416
Corning	13,700	157
Harris	3,600	150
QUALCOMM	2,200	131
Verizon Communications	4,100	185

		1,718

Total Common Stock (Cost $38,505)		36,103

Repurchase Agreement (0.5%)
Morgan Stanley 0.060%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $165,672 (collateralized by a U.S. Treasury note, par value $168,034, 2.375%, 10/31/2014; with total market value $168,986)	$166	166

Total Repurchase Agreement (Cost $166)		166

Total Investments – 99.9% (Cost $38,671)†		$36,269

Percentages are based on Net Assets of $36,304 (000).

Cl	Class

REIT	Real Estate Investment Trust
*	Non-income producing security.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $38,678 (000), and the unrealized appreciation and depreciation were $3,838 (000) and ($6,247 (000)) respectively.

Schedule of Investments July 31, 2012	(Unaudited)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,103	$—	$—	$36,103
Repurchase Agreement	—	166	—	166
Total Investments in Securities	$36,103	$166	$—	$36,269

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-003-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012